Investments Components of Equity Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Total net gains (losses) recognized during the period on equity securities	$ 553	$ 645	$ 544
Less: Net gains (losses) recognized on equity securities sold during the period	91	(9)	241
Net holding period gains (losses) recognized during the period on equity securities held at period end	$ 462	$ 654	$ 303